Investments (Tables)	12 Months Ended
Mar. 31, 2025
Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2024 and 2025 are as follows:

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
2024

Available-for-sale securities:
Debt securities:
Japanese government bonds	10,968,212	9,137	2,956	10,974,393
Japanese local government bonds	591,218	95	7,574	583,739
U.S. Treasury bonds and federal agency securities	147,186	118	252	147,052
Other foreign government bonds	2,044,611	1,739	1,755	2,044,595
Agency mortgage-backed securities (1)	495,057	140	18,225	476,972
Residential mortgage-backed securities	32,120	30	767	31,383
Commercial mortgage-backed securities	800,224	4,787	789	804,222
Japanese corporate bonds and other debt securities	1,817,009	21,958	5,909	1,833,057
Foreign corporate bonds and other debt securities (2)	816,421	1,713	214	817,921

Total	17,712,059	39,718	38,442	17,713,335

Held-to-maturity securities:
Debt securities:
Japanese government bonds	519,397	208	7,585	512,020
Agency mortgage-backed securities (3)	3,528,150	9,213	186,460	3,350,904

Total	4,047,547	9,421	194,044	3,862,924

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
2025
Available-for-sale securities:
Debt securities:
Japanese government bonds	8,378,639	123	16,329	8,362,432
Japanese local government bonds	571,110	5	23,376	547,739
U.S. Treasury bonds and federal agency securities	127,719	34	123	127,630
Other foreign government bonds	2,586,790	6,078	1,704	2,591,164
Agency mortgage-backed securities (1)	340,583	10	25,034	315,558
Residential mortgage-backed securities	21,802	1	897	20,907
Commercial mortgage-backed securities	850,518	4,693	1,424	853,787
Japanese corporate bonds and other debt securities	1,436,823	13,220	11,952	1,438,091
Foreign corporate bonds and other debt securities (2)	800,601	2,079	1,371	801,309

Total	15,114,585	26,243	82,211	15,058,617

Held-to-maturity securities:
Debt securities:
Japanese government bonds	419,480	—	19,601	399,879
Agency mortgage-backed securities (3)	3,766,283	23,982	162,763	3,627,502

Total	4,185,763	23,982	182,364	4,027,381

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥476,947 million and ¥26 million, respectively, at March 31, 2024, and ¥315,536 million and ¥22 million, respectively, at March 31, 2025. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥209,956 million at March 31, 2024, and ¥221,706 million at March 31, 2025.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
(4)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2024 and 2025.
(5)	Accrued interest receivables of ¥15,708 million at March 31, 2024, and ¥20,845 million at March 31, 2025 are excluded from amortized cost and included in Accrued income.

Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity
The amortized cost, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2025 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	6,142,515	1,851,276	384,847	—	8,378,639
Japanese local government bonds	61,871	250,759	250,871	7,610	571,110
U.S. Treasury bonds and federal agency securities	22,365	105,354	—	—	127,719
Other foreign government bonds	1,879,007	705,075	1,356	1,352	2,586,790
Agency mortgage-backed securities	—	—	707	339,876	340,583
Residential mortgage-backed securities	—	—	—	21,802	21,802
Commercial mortgage-backed securities	3,802	560,496	286,220	—	850,518
Japanese corporate bonds and other debt securities	337,529	607,751	162,710	328,833	1,436,823
Foreign corporate bonds and other debt securities	495,231	266,914	18,593	19,862	800,601

Total	8,942,319	4,347,625	1,105,305	719,336	15,114,585

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	209,902	209,578	—	419,480
Agency mortgage-backed securities	—	—	—	3,766,283	3,766,283

Total	—	209,902	209,578	3,766,283	4,185,763

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	6,141,284	1,842,215	378,933	—	8,362,432
Japanese local government bonds	61,657	243,784	235,595	6,703	547,739
U.S. Treasury bonds and federal agency securities	22,241	105,389	—	—	127,630
Other foreign government bonds	1,880,226	708,230	1,356	1,352	2,591,164
Agency mortgage-backed securities	—	—	694	314,864	315,558
Residential mortgage-backed securities	—	—	—	20,907	20,907
Commercial mortgage-backed securities	3,795	560,946	289,046	—	853,787
Japanese corporate bonds and other debt securities	336,424	602,494	160,025	339,148	1,438,091
Foreign corporate bonds and other debt securities	495,511	267,373	18,624	19,801	801,309

Total	8,941,138	4,330,430	1,084,274	702,775	15,058,617

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	204,366	195,513	—	399,879
Agency mortgage-backed securities	—	—	—	3,627,502	3,627,502

Total	—	204,366	195,513	3,627,502	4,027,381

Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position
The following table shows the gross unrealized losses, net of allowance for credit losses, and fair value of available-for-sale
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2024 and 2025:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2024
Available-for-sale securities:
Debt securities:
Japanese government bonds	9,019,722	2,448	675,435	508	9,695,157	2,956
Japanese local government bonds	108,071	369	456,471	7,205	564,542	7,574
U.S. Treasury bonds and federal agency securities	113,185	252	—	—	113,185	252
Other foreign government bonds	865,375	1,196	107,238	559	972,613	1,755
Agency mortgage-backed securities (Note)	130,779	1,125	307,777	17,100	438,556	18,225
Residential mortgage-backed securities	645	—	25,220	766	25,865	767
Commercial mortgage-backed securities.	18,594	214	138,724	576	157,318	789
Japanese corporate bonds and other debt securities	314,933	893	1,217,858	5,016	1,532,791	5,909
Foreign corporate bonds and other debt securities	203,248	166	24,902	48	228,150	214

Total	10,774,551	6,663	2,953,626	31,779	13,728,177	38,442

2025
Available-for-sale securities:
Debt securities:
Japanese government bonds	7,660,587	16,325	1,725	5	7,662,312	16,329
Japanese local government bonds	54,117	1,975	493,411	21,402	547,528	23,376
U.S. Treasury bonds and federal agency securities	22,241	123	—	—	22,241	123
Other foreign government bonds	757,135	446	138,034	1,258	895,169	1,704
Agency mortgage-backed securities (Note)	63,435	2,971	245,191	22,064	308,626	25,034
Residential mortgage-backed securities	1,952	9	17,188	888	19,140	897
Commercial mortgage-backed securities.	71,383	534	113,411	890	184,795	1,424
Japanese corporate bonds and other debt securities	127,307	1,972	1,058,758	9,980	1,186,066	11,952
Foreign corporate bonds and other debt securities	142,540	256	42,959	1,115	185,499	1,371

Total	8,900,698	24,609	2,110,679	57,602	11,011,377	82,211

Note:
Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥438,556 million at March 31, 2024, and ¥308,626 million at March 31, 2025. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Realized Gains and Losses on Sales of Available-for-Sale Securities
The following table shows the realized gains and losses on sales of available-for-sale
securities for the fiscal years ended March 31, 2023, 2024 and 2025. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2023, 2024 and 2025” for the proceeds from sales of investments.

	2023	2024	2025

	(in millions of yen)
Gross realized gains	22,962	34,287	14,153
Gross realized losses	(23,593)	(51,384)	(29,821)

Net realized gains (losses) on sales of available-for-sale securities	(631)	(17,097)	(15,668)

Summary of Details of Net Gains and Losses on Equity Securities
The following table shows the details of the net gains and losses on Equity securities for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025

	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	135,601	1,010,288	(181,948)
Less: Net gains (losses) recognized during the period on equity securities sold during the period	29,561	235,564	72,627

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	106,040	774,724	(254,575)

Summary of Downward Adjustments and Impairments and Upward Adjustments
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2023, 2024 and 2025:

	2023	2024	2025

	(in millions of yen)
Carrying amounts at the end of the period	207,743	357,938	601,621
Downward adjustments and impairments	5,345	11,002	23,886
Upward adjustments	13,015	13,764	13,880

Summary of Equity Securities Without Readily Determinable Fair Values
The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	2023	2024	2025

	(in millions of yen)
Downward adjustments and impairments	1,291	7,296	14,328
Upward adjustments	1,459	825	826

Summary of Composition of Other Investments
The following table summarizes the composition of Other investments at March 31, 2024 and 2025:

	2024	2025
	(in millions of yen)
Equity method investments	799,527	907,413
Investments held by consolidated investment companies and other	84,969	93,176

Total	884,496	1,000,589